UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2019

Item 1. Reports to Stockholders

Delaware Funds® by MACQUARIE

Semiannual report

Fixed income mutual fund

Delaware Limited-Term Diversified Income Fund

June 30, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Limited-Term Diversified Income Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2019 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from January 1, 2019 to June 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Jan. 1, 2019 to June 30, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from January 1, 2019 to June 30, 2019 (Unaudited)

Delaware Limited-Term Diversified Income Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses

	Account Value	Account Value	Annualized	Paid During Period

	1/1/19	6/30/19	Expense Ratio	1/1/19 to 6/30/19*
Actual Fund return†
Class A	$1,000.00	$1,031.20	0.54%	$2.72
Class C	1,000.00	1,026.90	1.39%	6.99
Class R	1,000.00	1,029.50	0.89%	4.48
Institutional Class	1,000.00	1,032.00	0.39%	1.96
Class R6	1,000.00	1,032.40	0.32%	1.61
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,022.12	0.54%	$2.71
Class C	1,000.00	1,017.90	1.39%	6.95
Class R	1,000.00	1,020.38	0.89%	4.46
Institutional Class	1,000.00	1,022.86	0.39%	1.96
Class R6	1,000.00	1,023.21	0.32%	1.61

*“	Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

Security type / sector allocation
Delaware Limited-Term Diversified Income Fund	As of June 30, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.03%
Agency Collateralized Mortgage Obligations	7.24%
Agency Commercial Mortgage-Backed Securities	0.42%
Agency Mortgage-Backed Securities	10.72%
Agency Obligation	1.01%
Collateralized Debt Obligations	0.82%
Corporate Bonds	36.35%
Banking	13.58%
Basic Industry	2.86%
Capital Goods	2.62%
Communications	3.22%
Consumer Cyclical	1.43%
Consumer Non-Cyclical	1.99%
Electric	5.28%
Energy	2.56%
Finance Companies	0.94%
Healthcare	0.42%
Insurance	0.13%
Natural Gas	0.60%
REITs	0.05%
Technology	0.45%
Transportation	0.22%
Loan Agreements	2.47%
Non-Agency Asset-Backed Securities	25.76%
Non-Agency Collateralized Mortgage Obligations	0.68%
Non-Agency Commercial Mortgage-Backed Security	0.02%
Sovereign Bonds	1.05%
Supranational Banks	1.13%
US Treasury Obligation	6.49%
Preferred Stock	0.33%
Short-Term Investments	9.37%
Total Value of Securities	103.89%
Liabilities Net of Receivables and Other Assets	(3.89%)
Total Net Assets	100.00%

Schedule of investments

Delaware Limited-Term Diversified Income Fund	June 30, 2019 (Unaudited)

	Principal amount°	Value (US $)

Agency Asset-Backed Securities – 0.03%

Fannie Mae Grantor Trust Series 2003-T4 2A5 4.678% 9/26/33 ●	120,435	$133,325
Fannie Mae REMIC Trust Series 2001-W2 AS5 6.473% 10/25/31 f	69	71
Freddie Mac Structured Pass Through Certificates Series T-30 A5 8.61% 12/25/30 ◆●	3,636	3,814

Total Agency Asset-Backed Securities (cost $123,340)		137,210

Agency Collateralized Mortgage Obligations – 7.24%

Fannie Mae Grantor Trust Series 2001-T5 A2 6.98% 6/19/41 ●	21,149	23,928
Fannie Mae Interest Strip Series 413 167 4.50% 7/25/42 S●	968,896	174,516
Series 419 C3 3.00% 11/25/43 S	57,193	7,750
Fannie Mae REMICs
Series 2011-105 FP 2.804% (LIBOR01M + 0.40%, Cap 6.50%, Floor 0.40%) 6/25/41 ●	1,454,502	1,452,777
Series 2012-44 IK 3.50% 12/25/31 S	30,395	2,611
Series 2012-98 MI 3.00% 8/25/31 S	17,615,316	1,312,533
Series 2012-99 AI 3.50% 5/25/39 S	1,046,120	59,204
Series 2012-102 IB 3.50% 9/25/27 S	5,778,786	537,661
Series 2012-118 AI 3.50% 11/25/37 S	312,154	21,437
Series 2012-121 ID 3.00% 11/25/27 S	465,890	35,249
Series 2012-125 MI 3.50% 11/25/42 S	1,067,109	183,954
Series 2012-126 PI 3.50% 7/25/42 S	443,891	51,752
Series 2012-128 NP 2.50% 11/25/42	474,972	467,204
Series 2012-129 PZ 3.50% 12/25/42	52,866	53,501
Series 2012-137 QI 3.00% 12/25/27 S	1,111,694	90,240
Series 2012-137 WI 3.50% 12/25/32 S	104,947	12,652
Series 2012-146 IO 3.50% 1/25/43 S	159,049	27,942
Series 2013-4 PL 2.00% 2/25/43	76,000	66,492
Series 2013-7 EI 3.00% 10/25/40 S	1,105,299	110,502
Series 2013-14 BI 2.50% 3/25/28 S	335,601	20,927
Series 2013-20 IH 3.00% 3/25/33 S	297,807	35,451
Series 2013-26 ID 3.00% 4/25/33 S	582,792	69,376
Series 2013-28 YB 3.00% 4/25/43	1,550,000	1,559,862
Series 2013-38 AI 3.00% 4/25/33 S	446,661	51,693
Series 2013-52 ZA 3.00% 6/25/43	224,179	214,635
Series 2013-69 IJ 3.00% 7/25/33 S	43,377	5,037
Series 2013-69 IO 3.00% 11/25/31 S	67,925	4,791
Series 2013-71 ZA 3.50% 7/25/43	304,625	319,544
Series 2013-92 SA 3.546% (5.95% minus LIBOR01M, Cap 5.95%) 9/25/43 S●	181,908	34,995

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Fannie Mae REMICs
Series 2014-64 IT 3.50% 6/25/41 S	65,682	$3,959
Series 2014-85 IB 3.00% 12/25/44 S	772,554	133,285
Series 2015-31 ZD 3.00% 5/25/45	475,848	472,565
Series 2015-43 PZ 3.50% 6/25/45	46,136	47,229
Series 2015-44 AI 3.50% 1/25/34 S	552,133	48,584
Series 2015-45 AI 3.00% 1/25/33 S	49,423	3,148
Series 2015-45 EI 3.00% 12/25/40 S	1,024,875	62,487
Series 2015-66 ID 3.50% 5/25/42 S	201,380	18,883
Series 2015-71 PI 4.00% 3/25/43 S	384,166	37,994
Series 2015-82 AI 3.50% 6/25/34 S	3,386,258	377,534
Series 2015-85 BI 4.50% 9/25/43 S	494,772	67,639
Series 2015-89 EZ 3.00% 12/25/45	69,027	65,314
Series 2016-2 HI 3.00% 12/25/41 S	950,089	91,570
Series 2016-17 BI 4.00% 2/25/43 S	865,115	89,181
Series 2016-24 LI 3.00% 6/25/42 S	616,342	51,950
Series 2016-33 DI 3.50% 6/25/36 S	183,267	24,384
Series 2016-43 GI 3.00% 4/25/42 S	156,444	12,488
Series 2016-54 PI 3.00% 2/25/44 S	1,056,592	88,853
Series 2016-61 ML 3.00% 9/25/46	61,000	61,325
Series 2016-80 JZ 3.00% 11/25/46	150,643	149,850
Series 2016-83 PI 3.50% 7/25/45 S	142,765	17,157
Series 2016-90 CI 3.00% 2/25/45 S	475,551	51,559
Series 2016-95 IO 3.00% 12/25/46 S	2,234,252	296,824
Series 2016-99 DI 3.50% 1/25/46 S	79,234	9,964
Series 2016-99 TI 3.50% 3/25/36 S	451,582	47,251
Series 2016-101 ZP 3.50% 1/25/47	99,309	100,214
Series 2016-105 SA 3.596% (6.00% minus LIBOR01M, Cap 6.00%) 1/25/47 S●	236,366	44,528
Series 2017-6 NI 3.50% 3/25/46 S	707,012	75,991
Series 2017-14 AI 3.00% 9/25/42 S	78,723	6,796
Series 2017-16 UW 3.00% 7/25/45	1,225,000	1,264,192
Series 2017-16 WI 3.00% 1/25/45 S	69,552	7,068
Series 2017-24 AI 3.00% 8/25/46 S	805,826	85,175
Series 2017-40 GZ 3.50% 5/25/47	38,832	41,442
Series 2017-46 BI 3.00% 4/25/47 S	273,215	30,922
Series 2017-64 JI 3.50% 7/25/42 S	955,580	63,230
Series 2017-67 BZ 3.00% 9/25/47	15,847	15,408
Series 2017-94 CZ 3.50% 11/25/47	33,919	35,793
Series 2017-99 DZ 3.50% 12/25/47	96,178	98,899
Series 2017-111 GZ 3.00% 1/25/48	387,009	390,186
Series 2018-15 GZ 3.00% 3/25/48	119,687	116,197
Series 2018-31 KQ 3.50% 5/25/48	42,000	42,544

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 3067 FA 2.744% (LIBOR01M + 0.35%, Cap 7.00%, Floor 0.35%) 11/15/35 ●	1,765,828	$1,764,313
Series 3800 AF 2.894% (LIBOR01M + 0.50%, Cap 7.00%, Floor 0.50%) 2/15/41 ●	1,026,172	1,031,732
Series 4015 MY 3.50% 3/15/42	90,000	95,148
Series 4050 EI 4.00% 2/15/39 S	465,452	25,260
Series 4092 AI 3.00% 9/15/31 S	308,402	25,036
Series 4106 EI 3.50% 4/15/41 S	62,522	6,242
Series 4109 AI 3.00% 7/15/31 S	4,337,193	322,656
Series 4139 EI 3.00% 9/15/31 S	329,704	25,222
Series 4146 IA 3.50% 12/15/32 S	63,949	9,078
Series 4159 NI 2.50% 7/15/42 S	272,633	20,760
Series 4161 IM 3.50% 2/15/43 S	354,724	69,563
Series 4181 DI 2.50% 3/15/33 S	46,409	4,397
Series 4185 LI 3.00% 3/15/33 S	412,809	49,322
Series 4191 CI 3.00% 4/15/33 S	48,061	5,699
Series 4197 LZ 4.00% 4/15/43	319,807	356,893
Series 4210 Z 3.00% 5/15/43	669,786	643,783
Series 4223 HI 3.00% 4/15/30 S	1,838,975	88,271
Series 4342 CI 3.00% 11/15/33 S	873,102	81,000
Series 4366 DI 3.50% 5/15/33 S	1,148,570	105,836
Series 4433 DI 3.00% 8/15/32 S	4,084,329	250,997
Series 4504 IO 3.50% 5/15/42 S	42,196	3,104
Series 4518 CI 3.50% 6/15/42 S	463,664	36,313
Series 4531 PZ 3.50% 11/15/45	148,477	157,136
Series 4567 LI 4.00% 8/15/45 S	403,303	66,426
Series 4574 AI 3.00% 4/15/31 S	1,811,098	183,244
Series 4618 SA 3.606% (6.00% minus LIBOR01M, Cap 6.00%) 9/15/46 S●	331,038	75,733
Series 4622 HI 3.00% 11/15/43 S	822,945	84,636
Series 4623 WI 4.00% 8/15/44 S	956,733	137,853
Series 4623 YT 2.50% 3/15/46	1,442,246	1,409,629
Series 4625 PZ 3.00% 6/15/46	36,828	36,690
Series 4643 QI 3.50% 9/15/45 S	1,720,875	214,746
Series 4648 MZ 3.00% 6/15/46	5,375	5,338
Series 4648 SA 3.606% (6.00% minus LIBOR01M, Cap 6.00%) 1/15/47 S●	868,118	172,072
Series 4650 JG 3.00% 11/15/46	1,997,000	1,969,038
Series 4655 TI 3.00% 8/15/36 S	71,721	3,332
Series 4655 WI 3.50% 8/15/43 S	646,674	53,752
Series 4656 HI 3.50% 5/15/42 S	466,071	25,728
Series 4657 JZ 3.50% 2/15/47	23,869	24,585

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4657 WI 3.50% 3/15/42 S	139,374	$8,944
Series 4660 GI 3.00% 8/15/43 S	647,543	65,859
Series 4663 AI 3.00% 3/15/42 S	204,819	19,406
Series 4667 EI 3.50% 4/15/42 S	417,582	28,266
Series 4667 LI 3.50% 10/15/43 S	72,270	6,037
Series 4669 QI 3.50% 6/15/41 S	76,136	6,720
Series 4690 WI 3.50% 12/15/43 S	563,960	49,200
Series 4695 OZ 3.00% 6/15/47	603,078	596,800
Series 4710 CI 3.50% 12/15/43 S	269,155	25,315
Series 4721 HI 3.50% 9/15/42 S	481,208	52,255
Series 4761 Z 3.50% 12/15/47	80,908	82,785
Freddie Mac Strips
Series 290 IO 3.50% 11/15/32 S	43,297	5,534
Series 303 151 4.50% 12/15/42 S●	325,016	59,824
Series 319 S2 3.606% (6.00% minus LIBOR01M, Cap 6.00%) 11/15/43 S●	5,750,159	1,185,506
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ◆	666	790
Series T-58 2A 6.50% 9/25/43 ◆	424,963	493,755
GNMA
Series 2011-157 SG 4.217% (6.60% minus LIBOR01M, Cap 6.60%) 12/20/41 S●	87,223	19,183
Series 2012-61 PI 3.00% 4/20/39 S	382,508	14,168
Series 2012-77 MU 2.50% 6/20/42	106,375	108,381
Series 2012-108 KI 4.00% 8/16/42 S	200,414	35,158
Series 2013-26 KD 2.50% 2/16/43	870,000	840,010
Series 2013-79 KE 3.00% 5/20/43	1,250,000	1,238,326
Series 2013-88 LZ 2.50% 6/16/43	477,439	452,284
Series 2013-113 LY 3.00% 5/20/43	17,000	17,207
Series 2014-12 ZB 3.00% 1/16/44	62,339	63,161
Series 2015-36 PI 3.50% 8/16/41 S	483,585	34,728
Series 2015-74 CI 3.00% 10/16/39 S	220,937	18,397
Series 2015-82 GI 3.50% 12/20/38 S	534,139	22,764
Series 2015-111 IH 3.50% 8/20/45 S	133,732	10,990
Series 2015-142 AI 4.00% 2/20/44 S	36,220	2,736
Series 2015-185 PZ 3.00% 12/20/45	850,693	798,488
Series 2016-49 PZ 3.00% 11/16/45	241,896	244,651
Series 2016-89 QS 3.667% (6.05% minus LIBOR01M, Cap 6.05%) 7/20/46 S●	3,034,162	618,653
Series 2016-108 SK 3.667% (6.05% minus LIBOR01M, Cap 6.05%) 8/20/46 S●	152,703	34,456
Series 2016-126 NS 3.717% (6.10% minus LIBOR01M, Cap 6.10%) 9/20/46 S●	110,848	22,876

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

GNMA
Series 2016-146 KS 3.717% (6.10% minus LIBOR01M, Cap 6.10%) 10/20/46 S●	70,101	$13,617
Series 2016-156 AI 3.00% 12/20/42 S	241,732	15,675
Series 2016-160 VZ 2.50% 11/20/46	31,999	28,344
Series 2016-170 MZ 3.00% 12/20/46	786,782	751,081
Series 2017-4 WI 4.00% 2/20/44 S	73,175	10,419
Series 2017-18 QS 3.706% (6.10% minus LIBOR01M, Cap 6.10%) 2/16/47 S●	127,563	23,422
Series 2017-19 AY 3.00% 2/20/47	30,000	31,052
Series 2017-36 ZC 3.00% 3/20/47	191,483	185,851
Series 2017-52 LE 3.00% 1/16/47	474,000	481,915
Series 2017-56 GZ 3.50% 4/20/47	15,101	15,517
Series 2017-88 PB 3.00% 1/20/47	304,000	310,924
Series 2017-101 AI 4.00% 7/20/47 S	83,696	11,387
Series 2017-101 HD 3.00% 1/20/47	89,000	90,302
Series 2017-101 TI 4.00% 3/20/44 S	112,047	9,878
Series 2017-117 GI 3.00% 3/20/47 S	904,007	100,694
Series 2017-121 IC 3.00% 12/20/45 S	964,472	83,570
Series 2017-121 IL 3.00% 2/20/42 S	734,836	48,402
Series 2017-134 SK 3.817% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S●	138,467	27,390
Series 2017-141 JS 3.817% (6.20% minus LIBOR01M, Cap 6.20%) 9/20/47 S●	212,619	37,005
Series 2017-163 JI 4.00% 7/20/47 S	550,095	91,773
Series 2017-163 KH 3.50% 3/20/44	455,000	480,259
Series 2017-180 MJ 3.00% 12/20/47	298,000	293,019
Series 2018-1 QG 3.00% 6/20/47	829,072	841,894
Series 2018-1 QH 3.00% 12/20/47	466,373	449,967
Series 2018-1 ST 3.817% (6.20% minus LIBOR01M, Cap 6.20%) 1/20/48 S●	649,673	128,210
Series 2018-27 KU 3.50% 5/20/46	53,000	55,602
Series 2018-37 SA 3.817% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S●	91,771	19,579
Series 2018-46 AS 3.817% (6.20% minus LIBOR01M, Cap 6.20%) 3/20/48 S●	596,467	123,269

Total Agency Collateralized Mortgage Obligations (cost $34,139,715)		33,441,971

Agency Commercial Mortgage-Backed Securities – 0.42%

Fannie Mae Multifamily REMIC Trust
Series 2015-M12 FA 2.782% (LIBOR01M + 0.34%, Floor 0.34%) 4/25/20 ●	23,798	23,760

	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)

FREMF Mortgage Trust Series 2011-K15 B 144A 5.116% 8/25/44 #●	95,000	$99,547
Series 2013-K712 B 144A 3.454% 5/25/45 #●	345,000	345,120
Series 2014-K717 B 144A 3.753% 11/25/47 #●	245,000	251,050
Series 2014-K717 C 144A 3.753% 11/25/47 #●	80,000	81,327
Series 2016-K722 B 144A 3.971% 7/25/49 #●	430,000	441,967
NCUA Guaranteed Notes Trust Series 2011-C1 2A 2.949% (LIBOR01M + 0.53%, Cap 8.00%, Floor 0.53%) 3/9/21 ●	716,510	716,659

Total Agency Commercial Mortgage-Backed Securities (cost $1,959,496)		1,959,430

Agency Mortgage-Backed Securities – 10.72%

Fannie Mae ARM 4.323% (LIBOR12M + 1.552%, Cap 9.623%, Floor 1.552%) 8/1/34 ●	53,839	56,166
4.374% (LIBOR12M + 1.593%, Cap 11.209%, Floor 1.593%) 8/1/36 ●	25,111	26,595
4.585% (LIBOR12M + 1.83%, Cap 10.159%, Floor 1.83%) 8/1/35 ●	17,808	18,712
4.609% (LIBOR12M + 1.859%, Cap 10.109%, Floor 1.859%) 7/1/36 ●	14,863	15,663
4.754% (LIBOR12M + 1.754%, Cap 11.211%, Floor 1.754%) 4/1/36 ●	17,154	17,945
Fannie Mae S.F. 30 yr 3.00% 7/1/49	2,387,000	2,407,802
3.50% 6/1/49	581,578	595,204
4.50% 11/1/47	653,744	702,875
4.50% 9/1/48	3,764,320	3,994,069
5.00% 1/1/40	51,037	56,151
5.50% 5/1/44	5,477,177	6,083,127
5.50% 8/1/48	84,240	91,712
6.00% 6/1/41	513,137	581,558
6.00% 7/1/41	5,950,094	6,747,247
6.00% 1/1/42	326,710	370,312
Fannie Mae S.F. 30 yr TBA 3.00% 8/1/49	3,797,000	3,824,691
3.50% 7/1/49	2,635,000	2,693,052
5.00% 8/1/49	9,519,000	10,056,804
Freddie Mac ARM 4.68% (LIBOR12M + 1.93%, Cap 10.015%) 8/1/38 ●	6,773	7,027

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Freddie Mac S.F. 30 yr 3.00% 12/1/48	2,523,446	$2,546,829
4.50% 8/1/48	1,459,917	1,551,357
5.00% 12/1/44	1,920,585	2,086,465
5.50% 6/1/41	264,134	293,443
6.00% 5/1/39	33,388	38,385
6.00% 7/1/40	1,241,739	1,408,011
GNMA II S.F. 30 yr TBA 5.00% 7/20/49	3,053,000	3,191,261

Total Agency Mortgage-Backed Securities (cost $49,119,385)		49,462,463

Agency Obligation – 1.01%

Federal Home Loan Bank 2.70% 6/10/22	4,650,000	4,653,917

Total Agency Obligation (cost $4,650,000)		4,653,917

Collateralized Debt Obligations – 0.82%

AMMC CLO Series 2015-16A XR 144A 3.647% (LIBOR03M + 1.05%) 4/14/29 #●	2,280,000	2,279,886
Cathedral Lake CLO Series 2015-2A AXR 144A 3.847% (LIBOR03M + 1.25%) 7/16/29 #●	296,875	296,729
Hempstead II CLO Series 2017-2A X 144A 3.545% (LIBOR03M + 1.00%) 8/10/29 #●	531,250	530,984
Neuberger Berman CLO XVII Series 2014-17A XR 144A 3.592% (LIBOR03M + 1.00%) 4/22/29 #●	423,750	423,729
Telos CLO Series 2013-3A X 144A 3.588% (LIBOR03M + 1.00%) 7/17/19 #●	237,500	237,381

Total Collateralized Debt Obligations (cost $3,769,375)		3,768,709

Corporate Bonds – 36.35%

Banking – 13.58%
Banco de Bogota 144A 5.375% 2/19/23 #	500,000	528,755
Banco Santander 2.706% 6/27/24	1,000,000	1,002,200
3.50% 4/11/22	1,600,000	1,641,698
Banco Santander Mexico 144A 4.125% 11/9/22 #	150,000	154,275
Bank of America 3.458% 3/15/25 µ	1,750,000	1,816,550

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
Bank of America 3.581% (LIBOR03M + 1.00%) 4/24/23 ●	700,000	$705,863
5.625% 7/1/20	645,000	665,983
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	202,070
BB&T 3.75% 12/6/23	1,125,000	1,187,616
BBVA Bancomer 144A 7.25% 4/22/20 #	300,000	310,200
Citibank 3.165% 2/19/22 µ	2,430,000	2,461,220
Citizens Bank 3.248% (LIBOR03M + 0.72%) 2/14/22 ●	2,480,000	2,483,318
Commonwealth Bank of Australia 2.40% 11/2/20	4,055,000	4,061,952
Compass Bank 2.875% 6/29/22	5,695,000	5,747,601
Emirates NBD 3.25% 11/14/22	300,000	303,208
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #	300,000	296,564
Fifth Third Bancorp 3.65% 1/25/24	1,145,000	1,203,903
Goldman Sachs Group 6.00% 6/15/20	2,295,000	2,371,630
Huntington National Bank 2.50% 8/7/22	480,000	482,921
3.125% 4/1/22	1,110,000	1,131,790
ICICI Bank 3.25% 9/9/22	320,000	321,652
JPMorgan Chase & Co. 4.023% 12/5/24 µ	4,240,000	4,504,880
KEB Hana Bank 144A 3.375% 1/30/22 #	500,000	510,712
KeyBank 2.40% 6/9/22	250,000	250,922
3.18% 5/22/22	1,335,000	1,360,179
Kookmin Bank 144A 2.875% 3/25/23 #	200,000	201,596
Manufacturers & Traders Trust 2.50% 5/18/22	555,000	558,244
Morgan Stanley 3.737% 4/24/24 µ	435,000	453,673
3.78% (LIBOR03M + 1.22%) 5/8/24 ●	1,605,000	1,628,414
5.50% 1/26/20	2,330,000	2,370,309
PNC Bank 2.70% 11/1/22	250,000	252,503
2.763% (LIBOR03M + 0.31%) 6/10/21 ●	3,875,000	3,879,447
Popular 6.125% 9/14/23	500,000	531,875
QNB Finance 3.50% 3/28/24	330,000	336,704
Regions Financial 2.75% 8/14/22	370,000	372,676
3.80% 8/14/23	290,000	303,492
Royal Bank of Scotland Group 8.625%µy	1,660,000	1,793,215
Santander UK 144A 5.00% 11/7/23 #	820,000	866,548
SunTrust Banks 2.70% 1/27/22	2,785,000	2,805,540
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	230,000	233,488

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
UBS Group Funding Switzerland 144A 2.65% 2/1/22 #	640,000	$643,269
144A 3.00% 4/15/21 #	2,700,000	2,724,912
US Bank 2.05% 10/23/20	450,000	449,187
3.40% 7/24/23	360,000	376,035
USB Capital IX 3.617% (LIBOR03M + 1.02%)y●	6,960,000	5,700,379
Zions Bancorp 3.35% 3/4/22	505,000	514,429

		62,703,597

Basic Industry – 2.86%
Allegheny Technologies 5.95% 1/15/21	250,000	258,125
BMC East 144A 5.50% 10/1/24 #	500,000	508,750
Braskem Finance 6.45% 2/3/24	500,000	553,880
CSN Resources 144A 7.625% 2/13/23 #	250,000	264,687
Equate Petrochemical 144A 3.00% 3/3/22 #	265,000	265,060
First Quantum Minerals
144A 7.00% 2/15/21 #	66,000	67,444
144A 7.25% 5/15/22 #	500,000	497,500
Georgia-Pacific 144A 5.40% 11/1/20 #	5,750,000	5,980,811
Gold Fields Orogen Holdings BVI 144A 5.125% 5/15/24 #	250,000	261,406
Hudbay Minerals 144A 7.25% 1/15/23 #	750,000	775,313
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	500,000	528,906
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	500,000	513,750
Novolipetsk Steel Via Steel Funding DAC 144A 4.50% 6/15/23 #	250,000	257,001
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	250,000	242,140
Phosagro OAO Via Phosagro Bond Funding DAC 144A 3.95% 11/3/21 #	205,000	207,138
SASOL Financing USA 5.875% 3/27/24	400,000	433,551
Syngenta Finance 144A 3.933% 4/23/21 #	620,000	631,300
144A 4.441% 4/24/23 #	200,000	207,968
Vedanta Resources 144A 7.125% 5/31/23 #	205,000	202,489
Zekelman Industries 144A 9.875% 6/15/23 #	500,000	528,125

		13,185,344

Capital Goods – 2.62%
3M 2.75% 3/1/22	2,585,000	2,630,617
Bombardier 144A 6.00% 10/15/22 #	500,000	504,645
General Electric 2.945% (LIBOR03M + 0.38%) 5/5/26 ●	280,000	254,891
5.55% 5/4/20	2,175,000	2,225,422
6.00% 8/7/19	1,445,000	1,449,773

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Capital Goods (continued)
L3 Technologies 3.85% 6/15/23	280,000	$292,237
nVent Finance 3.95% 4/15/23	2,905,000	2,946,643
United Technologies 2.30% 5/4/22	1,805,000	1,803,536

		12,107,764

Communications – 3.22%
AT&T 3.616% (LIBOR03M + 1.18%) 6/12/24 ●	1,610,000	1,631,388
Baidu 3.875% 9/29/23	500,000	518,848
CCO Holdings 5.75% 9/1/23	100,000	102,468
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	500,000	543,750
Comcast 3.227% (LIBOR03M + 0.63%) 4/15/24 ●	1,848,000	1,856,973
CommScope 144A 5.50% 3/1/24 #	500,000	515,625
Crown Castle International 5.25% 1/15/23	735,000	800,551
CSC Holdings 6.75% 11/15/21	750,000	804,375
Digicel Group Two 144A PIK 9.125% 4/1/24 #✤	301,283	64,776
Fox 144A 4.03% 1/25/24 #	775,000	824,505
GTH Finance 144A 6.25% 4/26/20 #	500,000	508,145
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	520,000	518,387
Level 3 Financing 5.125% 5/1/23	750,000	759,075
Sirius XM Radio 144A 3.875% 8/1/22 #	500,000	503,750
144A 4.625% 7/15/24 #	250,000	256,445
Sprint 7.875% 9/15/23	750,000	817,500
Sprint Spectrum 144A 4.738% 3/20/25 #	450,000	468,000
Telecom Argentina 144A 6.50% 6/15/21 #	510,000	506,940
Time Warner Entertainment 8.375% 3/15/23	1,795,000	2,127,600
Turk Telekomunikasyon 144A 4.875% 6/19/24 #	200,000	189,582
VTR Finance 144A 6.875% 1/15/24 #	500,000	519,375

		14,838,058

Consumer Cyclical – 1.43%
Atento Luxco 1 144A 6.125% 8/10/22 #	105,000	106,037
Daimler Finance North America 144A 3.35% 2/22/23 #	645,000	660,463
Ford Motor Credit 3.336% 3/18/21	1,575,000	1,582,240
General Motors Financial 3.45% 4/10/22	1,195,000	1,212,446
4.15% 6/19/23	715,000	736,947
JD.com 3.125% 4/29/21	400,000	401,554
MGM Resorts International 6.625% 12/15/21	500,000	541,250
NCL 144A 4.75% 12/15/21 #	404,000	410,565
Prime Security Services Borrower 144A 5.25% 4/15/24 #	500,000	510,000
144A 9.25% 5/15/23 #	158,000	166,228

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Consumer Cyclical (continued)
Scientific Games International 10.00% 12/1/22	272,000	$286,280

		6,614,010

Consumer Non-Cyclical – 1.99%
Cigna 144A 3.487% (LIBOR03M + 0.89%) 7/15/23 #●	2,055,000	2,054,654
144A 3.75% 7/15/23 #	420,000	437,338
CK Hutchison International 144A 2.875% 4/5/22 #	275,000	277,796
CVS Health 3.35% 3/9/21	1,485,000	1,505,594
JBS Investments 144A 7.25% 4/3/24 #	200,000	208,084
Kernel Holding 144A 8.75% 1/31/22 #	235,000	248,584
Keurig Dr Pepper 3.551% 5/25/21	715,000	730,319
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	208,750
Prestige Brands 144A 6.375% 3/1/24 #	250,000	262,813
Shire Acquisitions Investments Ireland 1.90% 9/23/19	3,000,000	2,995,518
Teva Pharmaceutical Finance Netherlands III 6.00% 4/15/24	250,000	236,719

		9,166,169

Electric – 5.28%
AEP Texas 2.40% 10/1/22	1,930,000	1,936,477
AES Gener 144A 5.25% 8/15/21 #	203,000	212,321
144A 7.125% 3/26/79 #µ	200,000	213,652
Ameren 2.70% 11/15/20	3,665,000	3,677,394
Arizona Public Service 2.20% 1/15/20	4,195,000	4,189,775
Calpine 144A 5.875% 1/15/24 #	500,000	512,500
CenterPoint Energy 6.125%µy	525,000	544,312
Cleveland Electric Illuminating 5.50% 8/15/24	1,515,000	1,718,625
Duke Energy 1.80% 9/1/21	1,050,000	1,038,882
Entergy 4.00% 7/15/22	1,050,000	1,092,364
Entergy Louisiana 4.05% 9/1/23	1,125,000	1,197,220
IPALCO Enterprises 3.45% 7/15/20	710,000	714,585
ITC Holdings 2.70% 11/15/22	2,455,000	2,467,979
NRG Energy 144A 3.75% 6/15/24 #	860,000	883,890
NV Energy 6.25% 11/15/20	2,460,000	2,586,912
State Grid Overseas Investment 144A 2.25% 5/4/20 #	500,000	499,212
Vistra Operations 144A 3.55% 7/15/24 #	875,000	880,713

		24,366,813

Energy – 2.56%
ADES International Holding 144A 8.625% 4/24/24 #	210,000	208,912
Antero Resources 5.625% 6/1/23	283,000	274,510
Continental Resources 3.80% 6/1/24	960,000	987,698
Crestwood Midstream Partners 6.25% 4/1/23	500,000	512,500

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
Enbridge Energy Partners
4.375% 10/15/20	305,000	$311,966
5.20% 3/15/20	65,000	66,131
Energy Transfer Operating 4.25% 3/15/23	500,000	522,197
Enterprise Products Operating 3.125% 7/31/29	315,000	317,291
Genesis Energy 6.75% 8/1/22	500,000	506,250
Kunlun Energy 144A 2.875% 5/13/20 #	400,000	401,652
Marathon Oil 2.80% 11/1/22	675,000	678,110
Murphy Oil 6.875% 8/15/24	500,000	527,500
Oil and Gas Holding 144A 7.625% 11/7/24 #	215,000	233,440
ONEOK 7.50% 9/1/23	1,655,000	1,938,358
Pertamina Persero 144A 4.30% 5/20/23 #	310,000	324,242
Petrobras Global Finance 6.25% 3/17/24	260,000	285,363
Petroleos Mexicanos 4.625% 9/21/23	250,000	245,000
Sabine Pass Liquefaction 5.75% 5/15/24	825,000	917,720
Saudi Arabian Oil 144A 2.875% 4/16/24 #	250,000	251,678
Schlumberger Holdings 144A 3.75% 5/1/24 #	1,155,000	1,205,680
Tecpetrol 144A 4.875% 12/12/22 #	210,000	204,750
Transocean 144A 9.00% 7/15/23 #	500,000	534,375
Tullow Oil 144A 6.25% 4/15/22 #	250,000	252,750
YPF 144A 48.75% (BADLARPP + 4.00%) 7/7/20 #●	325,000	127,563

		11,835,636

Finance Companies – 0.94%
Aviation Capital Group 144A 2.875% 1/20/22 #	605,000	609,344
144A 4.375% 1/30/24 #	630,000	663,624
Avolon Holdings Funding 144A 3.95% 7/1/24 #	760,000	779,631
144A 4.375% 5/1/26 #	130,000	133,959
BOC Aviation 144A 2.375% 9/15/21 #	400,000	395,680
International Lease Finance 8.625% 1/15/22	1,080,000	1,232,906
SURA Asset Management 144A 4.875% 4/17/24 #	500,000	534,375

		4,349,519

Healthcare – 0.42%
Encompass Health 5.125% 3/15/23	250,000	255,625
HCA 7.50% 2/15/22	250,000	276,250
HCA Healthcare 6.25% 2/15/21	500,000	525,000
Hill-Rom Holdings 144A 5.75% 9/1/23 #	325,000	336,716
Tenet Healthcare 8.125% 4/1/22	500,000	526,875

		1,920,466

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Insurance – 0.13%
AXA Equitable Holdings 3.90% 4/20/23	575,000	$599,236

		599,236

Natural Gas – 0.60%
CenterPoint Energy Resources 4.50% 1/15/21	2,700,000	2,776,978

		2,776,978

REITs – 0.05%
Growthpoint Properties International 144A 5.872% 5/2/23 #	200,000	211,150

		211,150

Technology – 0.45%
International Business Machines 3.00% 5/15/24	485,000	498,464
Microchip Technology 3.922% 6/1/21	250,000	254,535
4.333% 6/1/23	1,265,000	1,318,053

		2,071,052

Transportation – 0.22%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	200,000	194,629
Avis Budget Car Rental 5.50% 4/1/23	300,000	306,750
DAE Funding 144A 5.25% 11/15/21 #	500,000	520,625

		1,022,004

Total Corporate Bonds (cost $167,387,294)		167,767,796

Loan Agreements – 2.47%

Acrisure Tranche B 1st Lien 6.772% (LIBOR03M + 4.25%) 11/22/23 ●	492,481	490,942
Air Medical Group Holdings Tranche B 1st Lien 5.644% (LIBOR01M + 3.25%) 4/28/22 ●	78,097	73,760
Alpha 3 Tranche B1 1st Lien 5.33% (LIBOR03M + 3.00%) 1/31/24 ●	1,316,121	1,290,621
AssuredPartners Tranche B 1st Lien 5.902% (LIBOR01M + 3.50%) 10/22/24 ●	532,483	528,157
Blue Ribbon 1st Lien 6.44% (LIBOR01M + 4.00%) 11/13/21 ●	365,506	328,499
Builders FirstSource 1st Lien 5.33% (LIBOR03M + 3.00%) 2/29/24 ●	169,135	168,805
Charter Communications Operating Tranche B 1st Lien 4.33% (LIBOR03M + 2.00%) 4/30/25 ●	497,475	497,406
First Data Tranche A 1st Lien 3.904% (LIBOR01M + 1.50%) 10/26/23 ●	246,875	246,798
Gardner Denver Tranche B1 1st Lien 5.152% (LIBOR01M + 2.75%) 7/30/24 ●	208,267	208,788

	Principal amount°	Value (US $)

Loan Agreements (continued)

Mission Broadcasting Tranche B3 1st Lien 4.69% (LIBOR01M + 2.25%) 1/17/24 ●	205,827	$204,862
Nexstar Broadcasting Tranche B3 1st Lien 4.652% (LIBOR01M + 2.25%) 1/17/24 ●	1,030,633	1,025,802
ON Semiconductor Tranche B3 1st Lien 4.152% (LIBOR01M + 1.75%) 3/31/23 ●	1,101,064	1,088,295
Russell Investments US Institutional Holdco Tranche B 1st Lien 5.652% (LIBOR01M + 3.25%) 6/1/23 ●	1,815,969	1,802,349
Sprint Communications Tranche B 1st Lien 4.938% (LIBOR01M + 2.50%) 2/3/24 ●	2,443,750	2,411,167
Summit Midstream Partners Holdings Tranche B 1st Lien 8.402% (LIBOR01M + 6.00%) 5/21/22 ●	530,114	524,813
Unitymedia Finance Tranche E 1st Lien 4.394% (LIBOR01M + 2.00%) 6/1/23 ●	500,000	499,176

Total Loan Agreements (cost $11,090,380)		11,390,240

Non-Agency Asset-Backed Securities – 25.76%

American Express Credit Account Master Trust Series 2017-2 A 2.844% (LIBOR01M + 0.45%) 9/16/24 ●	270,000	271,382
Series 2017-5 A 2.774% (LIBOR01M + 0.38%) 2/18/25 ●	575,000	575,510
Series 2018-3 A 2.714% (LIBOR01M + 0.32%) 10/15/25 ●	335,000	334,880
Series 2018-5 A 2.734% (LIBOR01M + 0.34%) 12/15/25 ●	3,744,000	3,741,750
Series 2018-7 A 2.754% (LIBOR01M + 0.36%) 2/17/26 ●	1,300,000	1,299,000
Series 2018-9 A 2.774% (LIBOR01M + 0.38%) 4/15/26 ●	2,600,000	2,602,345
Series 2019-2 A 2.67% 11/15/24	10,000,000	10,167,917
ARI Fleet Lease Trust Series 2018-B A2 144A 3.22% 8/16/27 #	1,000,000	1,008,717
BA Credit Card Trust Series 2017-A1 A1 1.95% 8/15/22	4,000,000	3,991,804
Series 2018-A3 A3 3.10% 12/15/23	700,000	715,028
Barclays Dryrock Issuance Trust Series 2017-1 A 2.724% (LIBOR01M + 0.33%, Floor 0.33%) 3/15/23 ●	2,810,000	2,813,946
BMW Floorplan Master Owner Trust Series 2018-1 A2 144A 2.714% (LIBOR01M + 0.32%) 5/15/23 #●	1,500,000	1,501,027
Cabela’s Credit Card Master Note Trust Series 2015-1A A1 2.26% 3/15/23	500,000	499,652

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

CarMax Auto Owner Trust Series 2018-1 A2B 2.544% (LIBOR01M + 0.15%) 5/17/21 ●	516,585	$516,466
Chase Issuance Trust Series 2016-A3 A3 2.944% (LIBOR01M + 0.55%) 6/15/23 ●	7,350,000	7,402,174
Series 2017-A1 A 2.694% (LIBOR01M + 0.30%) 1/15/22 ●	905,000	906,039
Series 2017-A2 A 2.794% (LIBOR01M + 0.40%) 3/15/24 ●	1,300,000	1,305,574
Series 2018-A1 A1 2.594% (LIBOR01M + 0.20%) 4/17/23 ●	1,500,000	1,501,500
Chesapeake Funding II Series 2017-4A A2 144A 2.734% (LIBOR01M + 0.34%) 11/15/29 #●	1,236,946	1,235,319
Citibank Credit Card Issuance Trust Series 2016-A3 A3 2.909% (LIBOR01M + 0.49%) 12/7/23 ●	4,270,000	4,298,611
Series 2017-A5 A5 3.024% (LIBOR01M + 0.62%, Floor 0.62%) 4/22/26 ●	360,000	362,299
Series 2017-A7 A7 2.782% (LIBOR01M + 0.37%) 8/8/24 ●	11,900,000	11,927,341
Series 2017-A9 A9 1.80% 9/20/21	4,890,000	4,883,293
Series 2018-A2 A2 2.713% (LIBOR01M + 0.33%) 1/20/25 ●	8,845,000	8,838,755
CNH Equipment Trust Series 2019-A A2 2.96% 5/16/22	1,400,000	1,409,182
Discover Card Execution Note Trust Series 2017-A7 A7 2.754% (LIBOR01M + 0.36%) 4/15/25 ●	4,965,000	4,967,934
Series 2018-A2 A2 2.724% (LIBOR01M + 0.33%) 8/15/25 ●	4,000,000	3,991,872
Series 2018-A3 A3 2.624% (LIBOR01M + 0.23%, Floor 0.23%) 12/15/23 ●	2,465,000	2,467,219
Ford Credit Auto Owner Trust Series 2017-C A3 2.01% 3/15/22	150,000	149,756
Ford Credit Floorplan Master Owner Trust A Series 2015-2 A2 2.964% (LIBOR01M + 0.57%, Floor 0.57%) 1/15/22 ●	1,470,000	1,473,036
Series 2017-1 A1 2.07% 5/15/22	1,030,000	1,028,481
Series 2017-1 A2 2.814% (LIBOR01M + 0.42%) 5/15/22 ●	400,000	400,735
Series 2017-2 A2 2.744% (LIBOR01M + 0.35%, Floor 0.62%) 9/15/22 ●	1,000,000	1,000,698

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Great American Auto Leasing Series 2019-1 A2 144A 2.97% 6/15/21 #	1,200,000	$1,205,328
HOA Funding Series 2014-1A A2 144A 4.846% 8/20/44 #	239,825	240,012
Hyundai Auto Lease Securitization Trust Series 2018-A A3 144A 2.81% 4/15/21 #	700,000	702,645
Invitation Homes Trust Series 2018-SFR1 A 144A 3.094% (LIBOR01M + 0.70%) 3/17/37 #●	1,314,069	1,297,636
Mercedes-Benz Master Owner Trust Series 2017-BA A 144A 2.814% (LIBOR01M + 0.42%) 5/16/22 #●	3,540,000	3,545,682
Series 2018-BA A 144A 2.734% (LIBOR01M + 0.34%) 5/15/23 #●	1,200,000	1,200,446
MMAF Equipment Finance Series 2015-AA A5 144A 2.49% 2/19/36 #	2,000,000	2,012,755
Navistar Financial Dealer Note Master Owner Trust II Series 2018-1 A 144A 3.034% (LIBOR01M + 0.63%, Floor 0.63%) 9/25/23 #●	330,000	330,651
Nissan Master Owner Trust Receivables Series 2017-C A 2.714% (LIBOR01M + 0.32%) 10/17/22 ●	890,000	890,345
PFS Financing Series 2018-A A 144A 2.794% (LIBOR01M + 0.40%) 2/15/22 #●	240,000	240,039
Series 2018-E A 144A 2.844% (LIBOR01M + 0.45%) 10/15/22 #●	910,000	910,052
Tesla Auto Lease Trust Series 2018-B A 144A 3.71% 8/20/21 #	1,553,641	1,576,729
Towd Point Mortgage Trust Series 2015-5 A1B 144A 2.75% 5/25/55 #●	294,112	294,699
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	358,969	361,026
Toyota Auto Receivables Owner Trust Series 2018-C A2B 2.514% (LIBOR01M + 0.12%) 8/16/21 ●	808,599	808,389
Trafigura Securitisation Finance Series 2017-1A A1 144A 3.244% (LIBOR01M + 0.85%) 12/15/20 #●	3,410,000	3,409,993
Series 2018-1A A1 144A 3.124% (LIBOR01M + 0.73%) 3/15/22 #●	200,000	198,729
Verizon Owner Trust Series 2016-2A A 144A 1.68% 5/20/21 #	560,392	559,354
Series 2017-3A A1B 144A 2.653% (LIBOR01M + 0.27%) 4/20/22 #●	4,675,000	4,674,995

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Verizon Owner Trust Series 2018-1A A1B 144A 2.643% (LIBOR01M + 0.26%) 9/20/22 #●	135,000	$134,933
Series 2019-A A1A 2.93% 9/20/23	785,000	798,731
Series 2019-B A1B 2.891% (LIBOR01M + 0.45%) 12/20/23 ●	800,000	799,996
Volkswagen Auto Loan Enhanced Trust Series 2018-1 A2B 2.563% (LIBOR01M + 0.18%) 7/20/21 ●	255,461	255,500
Volvo Financial Equipment Master Owner Trust Series 2017-A A 144A 2.894% (LIBOR01M + 0.50%) 11/15/22 #●	2,000,000	2,005,785
Wheels SPV 2 Series 2018-1A A2 144A 3.06% 4/20/27 #	878,416	883,134

Total Non-Agency Asset-Backed Securities (cost $118,679,012)		118,926,826

Non-Agency Collateralized Mortgage Obligations – 0.68%

GSMPS Mortgage Loan Trust Series 1998-2 A 144A 7.75% 5/19/27 #●	25,788	25,979
JPMorgan Mortgage Trust Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	455,000	450,860
Sequoia Mortgage Trust Series 2014-2 A4 144A 3.50% 7/25/44 #●	240,156	243,607
Silverstone Master Issuer Series 2018-1A 1A 144A 2.982% (LIBOR03M + 0.39%) 1/21/70 #●	2,400,000	2,391,449
Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 5.188% 4/25/36 ●	52,530	52,708

Total Non-Agency Collateralized Mortgage Obligations (cost $3,147,031)		3,164,603

Non-Agency Commercial Mortgage-Backed Security – 0.02%

DB-UBS Mortgage Trust Series 2011-LC1A C 144A 5.885% 11/10/46 #●	100,000	103,989

Total Non-Agency Commercial Mortgage-Backed Security (cost $110,844)		103,989

Sovereign Bonds – 1.05%Δ

Argentina – 0.05%
Argentine Republic Government International Bond 5.625% 1/26/22	260,000	219,703

		219,703

	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)

Costa Rica – 0.05%
Costa Rica Government International Bond 144A 4.25% 1/26/23 #	250,000	$247,190

		247,190

Croatia – 0.05%
Croatia Government International Bond 144A 5.50% 4/4/23 #	200,000	221,652

		221,652

Dominican Republic – 0.05%
Dominican Republic International Bond 144A 7.50% 5/6/21 #	200,000	211,000

		211,000

Egypt – 0.09%
Egypt Government International Bond 144A 5.577% 2/21/23 #	400,000	407,317

		407,317

Ghana – 0.05%
Ghana Government International Bond 144A 7.875% 8/7/23 #	200,000	217,387

		217,387

Ivory Coast – 0.04%
Ivory Coast Government International Bond 144A 5.375% 7/23/24 #	200,000	202,281

		202,281

Mongolia – 0.04%
Development Bank of Mongolia 144A 7.25% 10/23/23 #	200,000	208,792

		208,792

Nigeria – 0.11%
Nigeria Government International Bond 5.625% 6/27/22	500,000	517,750

		517,750

Republic of Korea – 0.11%
Export-Import Bank of Korea 3.295% (LIBOR03M + 0.775%) 6/1/23 ●	500,000	503,985

		503,985

Saudi Arabia – 0.05%
Kingdom of Saudi Arabia Sukuk 144A 2.894% 4/20/22 #	250,000	253,119

		253,119

Senegal – 0.05%
Senegal Government International Bond 144A 6.25% 7/30/24 #	200,000	214,822

		214,822

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)

Serbia – 0.05%
Serbia International Bond 144A 4.875% 2/25/20 #	250,000	$253,456

		253,456

Sri Lanka – 0.11%
Sri Lanka Government International Bond 144A 5.75% 4/18/23 #	500,000	496,532

		496,532

Turkey – 0.04%
Hazine Mustesarligi Varlik Kiralama 144A 4.251% 6/8/21 #	200,000	196,862

		196,862

Ukraine – 0.06%
Ukraine Government International Bond 144A 7.75% 9/1/20 #	250,000	258,549

		258,549

Uzbekistan – 0.05%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #	200,000	209,483

		209,483

Total Sovereign Bonds (cost $4,814,345)		4,839,880

Supranational Banks – 1.13%

Banque Ouest Africaine de Developpement 144A 5.50% 5/6/21 #	500,000	521,872
International Bank for Reconstruction & Development 2.70% 5/16/22	4,650,000	4,713,432

Total Supranational Banks (cost $5,179,500)		5,235,304

US Treasury Obligation – 6.49%
US Treasury Note 2.625% 2/15/29	28,405,000	29,941,199

Total US Treasury Obligation (cost $28,785,945)		29,941,199

	Number of shares
Preferred Stock – 0.33%
Morgan Stanley 5.55% µ	1,180,000	1,193,251
USB Realty144A 3.744% (LIBOR03M + 1.147%)#●	400,000	340,608

Total Preferred Stock (cost $1,490,000)		1,533,859

Short-Term Investments – 9.37%

Money Market Mutual Funds – 5.30%
BlackRock FedFund – Institutional Shares (seven-day effective yield 2.29%)	4,891,042	4,888,655

	Number of shares	Value (US $)

Short-Term Investments (continued)

Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio - Class I (seven-day effective yield 2.26%)	4,891,042	$4,888,636
GS Financial Square Government Fund - Institutional Shares (seven-day effective yield 2.27%)	4,891,042	4,888,673
Morgan Stanley Government Portfolio - Institutional Share Class (seven-day effective yield 2.25%)	4,891,042	4,888,648
State Street Institutional US Government Money Market Fund - Investor Class (seven-day effective yield 2.23%)	4,891,042	4,888,617

		24,443,229

	Principal amount°
US Treasury Obligations – 4.07%≠
US Treasury Bills
1.00% 8/31/19	9,585,000	9,564,778
1.625% 8/31/19	9,240,000	9,229,970

		18,794,748

Total Short-Term Investments (cost $43,210,626)		43,237,977

Total Value of Securities – 103.89% (cost $477,656,288)		$479,565,373

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2019, the aggregate value of Rule 144A securities was $83,608,689, which represents 18.11% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

✤	PIK. 100% of the income received was in the form of both cash and par.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2019. Rate will reset at a future date.

S	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

y	No contractual maturity date.

●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference

Schedule of investments

Delaware Limited-Term Diversified Income Fund

rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

f Step coupon bond. Stated rate in effect at June 30, 2019 through maturity date.

The following futures and swap contracts were outstanding at June 30, 20191:

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
151	US Treasury 5 yr Notes	$17,841,593	$17,582,420	9/30/19	$259,173	$ —
211	US Treasury 10 yr Notes	27,001,406	26,742,251	9/19/19	259,155	9,813
Total Futures Contracts			$44,324,671		$518,328	$9,813

Swap Contracts

CDS Contracts2

Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared/ Protection Purchased:
CDX.NA.HY.32[5] 6/20/24-Quarterly	44,000,000	5.00%	$(3,300,865)	$(2,986,948)	$(313,917)	$(20,958)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

3Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $94,870.

5Markit’s CDX.NA.HY.32 Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

BADLARPP – Argentina Term Deposit Rate

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North American High-Yield

CLO – Collateralized Loan Obligation

DAC – Designated Activity Company

DB – Deutsche Bank

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

GSMPS – Goldman Sachs Reperforming Mortgage Securities

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LIBOR012M – ICE LIBOR USD 12 Month

NCUA – National Credit Union Administration

PIK – Pay-in-kind

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Limited-Term Diversified Income Fund	June 30, 2019 (Unaudited)

Assets:
Investments, at value[1]	$479,565,373
Cash collateral due from brokers	5,340,225
Receivable for securities sold	14,345,244
Dividends and interest receivable	2,920,071
Receivable for fund shares sold	2,648,599
Variation margin due from broker on future contracts	9,813

Total assets	504,829,325

Liabilities:
Cash due to custodian	1,682,433
Payable for securities purchased	37,160,647
Upfront payments received on credit default swap contracts	2,986,948
Payable for fund shares redeemed	760,295
Distribution payable	248,526
Other accrued expenses	131,488
Investment management fees payable	86,811
Swap payments payable	66,696
Distribution fees payable to affiliates	61,406
Audit and tax fees payable	27,135
Variation margin due to broker on centrally cleared credit default swap contracts	20,958
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,752
Accounting and administration expenses payable to affiliates	1,766
Trustees’ fees and expenses payable	1,653
Legal fees payable to affiliates	687
Reports and statements to shareholders expenses payable to affiliates	400

Total liabilities	43,241,601

Total Net Assets	$461,587,724

Net Assets Consist of:
Paid-in capital	$504,640,673
Total distributable earnings (loss)	(43,052,949)

Total Net Assets	$461,587,724

Net Asset Value
Class A:
Net assets	$140,876,683
Shares of beneficial interest outstanding, unlimited authorization, no par	17,027,829
Net asset value per share	$8.27
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.50

Class C:
Net assets	$51,488,193
Shares of beneficial interest outstanding, unlimited authorization, no par	6,228,024
Net asset value per share	$8.27

Class R:
Net assets	$2,039,433
Shares of beneficial interest outstanding, unlimited authorization, no par	246,464
Net asset value per share	$8.27

Institutional Class:
Net assets	$264,500,143
Shares of beneficial interest outstanding, unlimited authorization, no par	31,977,357
Net asset value per share	$8.27

Class R6:
Net assets	$2,683,272
Shares of beneficial interest outstanding, unlimited authorization, no par	324,600
Net asset value per share	$8.27
[1] Investments, at cost	$477,656,288

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Limited-Term Diversified Income Fund	Six months ended June 30, 2019 (Unaudited)

Investment Income:
Interest	$7,479,753
Dividends	154,552

7,634,305

Expenses:
Management fees	1,140,904
Distribution expenses – Class A	183,097
Distribution expenses – Class C	283,450
Distribution expenses – Class R	5,865
Dividend disbursing and transfer agent fees and expenses	208,604
Accounting and administration expenses	60,979
Reports and statements to shareholders	41,855
Registration fees	41,725
Audit and tax	28,346
Legal fees	26,280
Trustees’ fees and expenses	14,258
Custodian fees	9,941
Other	38,774

2,084,078
Less waived distribution expenses – Class A	(73,239)
Less expenses waived	(712,149)
Less expenses paid indirectly	(9,058)

Total operating expenses	1,289,632

Net Investment Income	6,344,673

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	213,556
Futures contracts	373,996
Swap contracts	(1,774,611)

Net realized loss	(1,187,059)

Net change in unrealized appreciation (depreciation) of:
Investments	9,663,070
Futures contracts	345,691
Swap contracts	(1,014,676)

Net change in unrealized appreciation (depreciation)	8,994,085

Net Realized and Unrealized Gain	7,807,026

Net Increase in Net Assets Resulting from Operations	$14,151,699

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statements of changes in net assets

Delaware Limited-Term Diversified Income Fund

	Six months
	ended
	6/30/19	Year ended
	(Unaudited)	12/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$6,344,673	$14,711,973
Net realized loss	(1,187,059)	(13,191,315)
Net change in unrealized appreciation (depreciation)	8,994,085	(8,643,535)

Net increase (decrease) in net assets resulting from operations	14,151,699	(7,122,877)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,210,901)	(6,605,068)
Class C	(615,718)	(1,121,084)
Class R	(31,294)	(65,255)
Institutional Class	(3,938,185)	(6,331,954)
Class R6	(27,741)	(41,385)

Return of capital:
Class A	—	(761,808)
Class C	—	(291,854)
Class R	—	(12,483)
Institutional Class	—	(1,091,278)
Class R6	—	(7,400)

	(6,823,839)	(16,329,569)

Capital Share Transactions:
Proceeds from shares sold:
Class A	21,011,515	61,557,245
Class C	3,255,111	8,161,913
Class R	307,948	608,932
Institutional Class	86,058,631	109,538,773
Class R6	1,489,114	68,905

	Six months
	ended
	6/30/19	Year ended
	(Unaudited)	12/31/18
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$2,109,490	$6,812,577
Class C	571,518	1,279,319
Class R	29,619	74,280
Institutional Class	3,482,890	6,239,630
Class R6	27,198	48,142

	118,343,034	194,389,716

Cost of shares redeemed:
Class A	(52,587,014)	(272,066,900)
Class C	(17,557,825)	(31,692,028)
Class R	(1,088,509)	(1,625,580)
Institutional Class	(69,684,239)	(131,705,570)
Class R6	(490,564)	(58,305)

	(141,408,151)	(437,148,383)

Decrease in net assets derived from capital share transactions	(23,065,117)	(242,758,667)

Net Decrease in Net Assets	(15,737,257)	(266,211,113)

Net Assets:
Beginning of period	477,324,981	743,536,094

End of period	$461,587,724	$477,324,981

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Limited-Term Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Dec. 31, 2014, return of capital distributions of $208,221 were made by the Fund’s Class A shares, which calculated to a de minimis amount of $(0.004) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/19[1]			Year ended

(Unaudited)	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14

$8.14	$8.46	$8.48	$8.43	$8.52	$8.55

0.11	0.20	0.16	0.12	0.11	0.10
0.14	(0.29)	0.02	0.08	(0.06)	0.01

0.25	(0.09)	0.18	0.20	0.05	0.11

(0.12)	(0.19)	(0.15)	(0.14)	(0.13)	(0.14)
—	(0.04)	(0.05)	(0.01)	(0.01)	— [3]

(0.12)	(0.23)	(0.20)	(0.15)	(0.14)	(0.14)

$8.27	$8.14	$8.46	$8.48	$8.43	$8.52

3.12%	(1.08% )	2.11%	2.42%	0.62%	1.28%

$140,877	$168,003	$382,353	$437,803	$439,310	$472,654
0.54%	0.60%	0.74%	0.81%	0.83%	0.83%
0.95%	0.95%	0.94%	0.92%	0.93%	0.93%
2.81%	2.46%	1.95%	1.36%	1.29%	1.13%
2.40%	2.11%	1.75%	1.25%	1.19%	1.03%
63%	130%	151%	124%	94%	80%

Financial highlights

Delaware Limited-Term Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Dec. 31, 2014, return of capital distributions of $77,978 were made by the Fund’s Class C shares, which calculated to a de minimis amount of $(0.004) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/19[1]			Year ended

(Unaudited)	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14

$8.14	$8.45	$8.47	$8.42	$8.52	$8.54

0.08	0.13	0.09	0.04	0.04	0.02
0.14	(0.28)	0.02	0.09	(0.07)	0.02

0.22	(0.15)	0.11	0.13	(0.03)	0.04

(0.09)	(0.12)	(0.08)	(0.07)	(0.06)	(0.06)
—	(0.04)	(0.05)	(0.01)	(0.01)	— [3]

(0.09)	(0.16)	(0.13)	(0.08)	(0.07)	(0.06)

$8.27	$8.14	$8.45	$8.47	$8.42	$8.52

2.69%	(1.80% )	1.25%	1.55%	(0.35% )	0.55%

$51,488	$64,324	$89,456	$120,011	$141,739	$176,904
1.39%	1.45%	1.59%	1.66%	1.68%	1.68%
1.70%	1.70%	1.69%	1.67%	1.68%	1.68%
1.96%	1.61%	1.10%	0.51%	0.44%	0.28%
1.65%	1.36%	1.00%	0.50%	0.44%	0.28%
63%	130%	151%	124%	94%	80%

Financial highlights

Delaware Limited-Term Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Dec. 31, 2014, return of capital distributions of $3,533 were made by the Fund’s Class R shares, which calculated to a de minimis amount of $(0.004) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/19[1]			Year ended

(Unaudited)	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14

$8.14	$8.46	$8.48	$8.43	$8.52	$8.55

0.10	0.18	0.14	0.09	0.08	0.07
0.14	(0.30)	0.01	0.08	(0.06)	0.01

0.24	(0.12)	0.15	0.17	0.02	0.08

(0.11)	(0.16)	(0.12)	(0.11)	(0.10)	(0.11)
—	(0.04)	(0.05)	(0.01)	(0.01)	— [3]

(0.11)	(0.20)	(0.17)	(0.12)	(0.11)	(0.11)

$8.27	$8.14	$8.46	$8.48	$8.43	$8.52

2.95%	(1.43% )	1.76%	2.06%	0.27%	0.93%

$2,040	$2,753	$3,819	$4,984	$6,298	$8,022
0.89%	0.95%	1.09%	1.16%	1.18%	1.18%
1.20%	1.20%	1.19%	1.17%	1.18%	1.18%
2.46%	2.11%	1.60%	1.01%	0.94%	0.78%
2.15%	1.86%	1.50%	1.00%	0.94%	0.78%
63%	130%	151%	124%	94%	80%

Financial highlights

Delaware Limited-Term Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]	For the year ended Dec. 31, 2014, return of capital distributions of $236,380 were made by the Fund’s Institutional Class shares, which calculated to a de minimis amount of $(0.004) per share.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 6/30/19[1]			Year ended

(Unaudited)	12/31/18	12/31/17	12/31/16	12/31/15	12/31/14

$8.14	$8.46	$8.47	$8.43	$8.52	$8.55

0.12	0.22	0.18	0.13	0.12	0.11
0.14	(0.30)	0.02	0.07	(0.06)	0.01

0.26	(0.08)	0.20	0.20	0.06	0.12

(0.13)	(0.20)	(0.16)	(0.15)	(0.14)	(0.15)
—	(0.04)	(0.05)	(0.01)	(0.01)	— [3]

(0.13)	(0.24)	(0.21)	(0.16)	(0.15)	(0.15)

$8.27	$8.14	$8.46	$8.47	$8.43	$8.52

3.20%	(0.93% )	2.39%	2.45%	0.77%	1.43%

$264,500	$240,614	$266,274	$377,595	$464,429	$536,508
0.39%	0.45%	0.59%	0.66%	0.68%	0.68%
0.70%	0.70%	0.69%	0.67%	0.68%	0.68%
2.96%	2.61%	2.10%	1.51%	1.44%	1.28%
2.65%	2.36%	2.00%	1.50%	1.44%	1.28%
63%	130%	151%	124%	94%	80%

Financial highlights

Delaware Limited-Term Diversified Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 6/30/19[1] (Unaudited)	Year ended 12/31/18	5/1/17[2] to 12/31/17
Net asset value, beginning of period	$ 8.14	$ 8.45	$ 8.50

Income (loss) from investment operations:
Net investment income[3]	0.12	0.22	0.12
Net realized and unrealized gain (loss)	0.14	(0.28)	(0.03)

Total from investment operations.	0.26	(0.06)	0.09

Less dividends and distributions from:
Net investment income	(0.13)	(0.21)	(0.09)
Return of capital.	—	(0.04)	(0.05)

Total dividends and distributions	(0.13)	(0.25)	(0.14)

Net asset value, end of period	$ 8.27	$ 8.14	$ 8.45

Total return[4]	3.24%	(0.75% )	1.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,683	$ 1,631	$ 1,634
Ratio of expenses to average net assets	0.32%	0.38%	0.52%
Ratio of expenses to average net assets prior to fees waived	0.63%	0.62%	0.61%
Ratio of net investment income to average net assets	3.03%	2.68%	2.11%
Ratio of net investment income to average net assets prior to fees waived	2.72%	2.44%	2.02%
Portfolio turnover	63%	130%	151% [5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[3]	The average shares outstanding have been applied for per share information.

[4]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[5]	Portfolio turnover is representative of the Fund for the entire year.

Notes to financial statements

Delaware Limited-Term Diversified Income Fund	June 30, 2019 (Unaudited)

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Limited-Term Diversified Income Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a limited contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers or other financial intermediaries.

The investment objective of the Fund is to seek maximum total return, consistent with reasonable risk.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

1. Significant Accounting Policies (continued)

market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended June 30, 2019 and for all open tax years (years ended Dec. 31, 2016–Dec. 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended June 30, 2019, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares are not allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or financial intermediaries.

Repurchase Agreements — The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At June 30, 2019, the Fund held no investments in repurchase agreements.

To Be Announced Trades — The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Fund earned $8,846 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the six months ended June 30, 2019, the Fund earned $212 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to limit annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations)

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

from exceeding 0.39% of the Fund’s average daily net assets for all share classes other than Class R6 and 0.32% of the Fund’s average daily net assets of the Class R6 shares from Jan. 1, 2019 through June 30, 2019.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Effective May 30, 2019, Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), an affiliate of DMC, furnishes investment sub-advisory services to the Fund. Although MIMAK serves as a sub-advisor, DMC has ultimate responsibility for all investment advisory services. DMC may seek investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK’s specialized market knowledge. For these services, DMC, not the Fund, pays MIMAK a portion of its investment management fee.

Effective May 30, 2019, Macquarie Investment Management Europe Limited (MIMEL), an affiliate of DMC, furnishes investment sub-advisory services to the Fund. Although MIMEL serves as a sub-advisor, DMC has ultimate responsibility for all investment advisory services. DMC may seek investment advice and recommendations from MIMEL and DMC may also permit MIMEL to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMEL’s specialized market knowledge. For these services, DMC, not the Fund, pays MIMEL a portion of its investment management fee.

Effective May 30, 2019, Macquarie Investment Management Global Limited (MIMGL), an affiliate of DMC, furnishes investment sub-advisory services to the Fund. Although MIMGL serves as a sub-advisor, DMC has ultimate responsibility for all investment advisory services. DMC may seek investment advice and recommendations from MIMGL and DMC may also permit MIMGL to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL’s specialized market knowledge. For these services, DMC, not the Fund, pays MIMGL a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended June 30, 2019, the Fund was charged $10,624 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended June 30, 2019, the Fund was charged $6,696 for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. These fees are calculated daily and paid monthly. DDLP has contractually agreed to waive Class A shares’ 12b-1 fee to 0.15% of average daily net assets from Jan. 1, 2019 through June 30, 2019.** The waiver is calculated daily and received monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended June 30, 2019, the Fund was charged $22,619 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended June 30, 2019, DDLP earned $1,746 for commissions on sales of the Fund’s Class A shares. For the six months ended June 30, 2019, DDLP received gross CDSC commissions of $3,641 and $12,131 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the amount of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from May 1, 2018 through April 30, 2020 for all classes.

**The aggregate contractual waiver period covering this report is from May 1, 2018 through April 30, 2020.

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

3. Investments

For the six months ended June 30, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$101,066,864
Purchases of US government securities	181,373,275
Sales other than US government securities	151,073,097
Sales of US government securities	162,511,544

At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2019, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$478,801,617

Aggregate unrealized appreciation of investments and derivatives	$6,624,223
Aggregate unrealized depreciation of investments and derivatives	(5,656,056)

Net unrealized appreciation of investments and derivatives	$968,167

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses.

At December 31, 2018 the Fund had capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$24,584,230	$16,007,272	$40,591,502

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Total
Securities
Assets:
Agency, Asset- & Mortgage- Backed Securities	$—	$215,619,118	$215,619,118
Corporate Debt	—	167,767,796	167,767,796
Foreign Debt	—	10,075,184	10,075,184
Loan Agreements	—	11,390,240	11,390,240
US Treasury Obligation	—	29,941,199	29,941,199
Preferred Stock	—	1,533,859	1,533,859
Short-Term Investments	24,443,229	18,794,748	43,237,977

Total Value of Securities	$24,443,229	$455,122,144	$479,565,373

Derivatives[1]
Assets:
Futures Contracts	$518,328	$—	$518,328
Liabilities:
Swap Contracts	—	(313,917)	(313,917)

1Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

3. Investments (continued)

During the six months ended June 30, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 6/30/19	Year ended 12/31/18
Shares sold:
Class A	2,567,895	7,455,788
Class C	397,895	994,983
Class R	37,539	73,352
Institutional Class	10,491,696	13,238,946
Class R6	180,722	8,298

Shares issued upon reinvestment of dividends and distributions:
Class A	256,559	821,884
Class C	70,231	154,748
Class R	3,610	8,977
Institutional Class	424,677	754,866
Class R6	3,318	5,827

	14,434,142	23,517,669

Shares redeemed:
Class A	(6,430,414)	(32,855,442)
Class C	(2,145,046)	(3,829,235)
Class R	(132,804)	(195,772)
Institutional Class	(8,496,593)	(15,928,399)
Class R6	(59,883)	(7,022)

	(17,264,740)	(52,815,870)

Net decrease	(2,830,598)	(29,298,201)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended June 30, 2019 and year ended Dec. 31, 2018, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A Shares	Class C Shares	Class A Shares	Class Shares	Value
Six months ended 6/30/19	11,560	13,955	12,286	13,232	$209,301
Year ended 12/31/18	22,045	115,207	107,691	29,678	1,137,207

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $220,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 4, 2019.

The Fund had no amounts outstanding as of June 30, 2019 or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives, (2) how they are accounted for, and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

6. Derivatives (continued)

closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At June 30, 2019, the Fund posted $481,00 cash collateral for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the six months ended June 30, 2019, the Fund used futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against credit events, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended June 30, 2019, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. For the six months ended June 30, 2019, the Fund did not enter into any CDS contracts as a seller of protection.

At June 30, 2019, the Fund posted $4,859,225 cash collateral for open centrally cleared credit default swap contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended June 30, 2019, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts that would be shown on the “Schedule of investments.” For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Fair value of derivative instruments as of June 30, 2019 was as follows:

	Asset Derivatives Fair Value

Statement of Assets and Liabilities Location	Interest Contracts	Credit Contracts	Total

Variation margin due from broker on futures contracts*	$518,328	$—	$518,328

	Liability Derivatives Fair Value

Statement of Assets and Liabilities Location	Interest Rate Contracts	Credit Contracts	Total
Variation margin due to broker on futures contracts*	$—	$313,917	$313,917

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through June 30, 2019. Only current day variation margin is reported on the “Statement of assets and liabilities.”

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

6. Derivatives (continued)

The effect of derivative instruments on the “Statement of operations” for the six months ended June 30, 2019 was as follows:

	Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$373,996	$—	$373,996
Credit contracts	—	(1,774,611)	(1,774,611)

Total	$373,996	$(1,774,611)	$(1,400,615)

	Net Change in Unrealized Appreciation (Depreciation) of:

	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$345,691	$—	$345,691
Credit contracts	—	(1,014,676)	(1,014,676)

Total	$345,691	$(1,014,676)	$(668,985)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended June 30, 2019.

	Long Derivatives Volume	Short Derivatives Volume
Futures contracts (average notional value)	USD 30,772,392	USD 10,490,594
CDS contracts (average notional value)*	43,641,613	—

*Long represents buying protection and short represents selling protection.

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended June 30, 2019, the Fund had no securities out on loan.

8. Credit and Market Risk

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

8. Credit and Market Risk (continued)

value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high-yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.” Restricted securities are valued pursuant to the security valuation procedures described in Note 1.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

Dec. 15, 2018. Management has determined that the impact of this guidance to the Fund’s net assets at the end of the period is not material; therefore, the amount is not disclosed for the six months ended June 30, 2019.

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2019, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Limited-Term Diversified Income Fund

Board consideration of sub-advisory agreements for Delaware Limited-Term Diversified Income Fund at a meeting held February 27-28, 2019

At a meeting held on Feb. 27-28, 2019, the Board of Trustees (the “Board”) of Delaware Limited-Term Diversified Income Fund (the “Fund”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved new Sub-Advisory Agreements between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Europe Limited (“MIMEL”), Macquarie Investment Management Austria Kapitalanlage (“MIMAK”), and Macquarie Investment Management Global Limited (“MIMGL”), respectively. MIMEL, MIMAK, and MIMGL may also be referenced as “sub-advisors” below.

In reaching the decision to approve the Sub-Advisory Agreements, the Board considered and reviewed information about each of MIMEL, MIMAK, and MIMGL, including its personnel, operations, and financial condition, which had been provided by MIMEL, MIMAK, and MIMGL, respectively. The Board also reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreements and the various services proposed to be rendered by MIMEL, MIMAK, and MIMGL; information concerning MIMEL’s, MIMAK’s, and MIMGL’s organizational structure and the experience of their key investment management personnel; copies of MIMEL’s, MIMAK’s, and MIMGL’s Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMEL, MIMAK, and MIMGL; and a copy of the Sub-Advisory Agreements. In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision to approve the Sub-Advisory Agreements. This discussion of the information and factors considered by the Board (as well as the discussion above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by the Sub-Advisors, the Board reviewed the services to be provided by each Sub-Advisor pursuant to each Sub-Advisory Agreement and as described at the meeting. The Board reviewed materials provided by the Sub-Advisors regarding the experience and qualifications of the personnel who will be responsible for providing services to the Fund. The Board also considered relevant performance information provided with respect to each Sub-Advisor. In discussing the nature of the services proposed to be provided by the Sub-Advisors, it was observed that, unlike traditional sub-advisors who make all of the investment related decisions with respect to a sub-advised portfolio, the relationship between DMC (the Fund’s investment manager) and the Sub-Advisors as currently contemplated is primarily more of a collaborative effort between DMC and the Sub-Advisors and a cross pollination of investment ideas. The Board further noted the stated intention under the new Sub-Advisory Agreements that DMC would have the sole discretion to delegate portions of the implementation of the Fund’s strategy to the Sub-Advisors who would be permitted to execute Fund trades and exercise investment discretion pursuant to that delegation and subject to DMC oversight. However, DMC and the Fund’s named portfolio managers will continue to retain principal responsibility for the Fund’s strategy and

Other Fund information (Unaudited)

Delaware Limited-Term Diversified Income Fund

Board consideration of sub-advisory agreements for Delaware Limited-Term Diversified Income Fund at a meeting held February 27-28, 2019 (continued)

investment process and be primarily responsible for the day-to-day management of the Fund’s portfolio. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by the Sub-Advisors to the Fund and its shareholders and was confident in the abilities of the Sub-Advisors to provide quality services to the Fund and its shareholders.

Investment performance. In regards to the appointment of the Sub-Advisors for the Fund, the Board reviewed information on prior performance for the Sub-Advisors. In evaluating performance, the Board considered that the Sub-Advisors would provide investment advice and recommendations, including with respect to specific securities, but that DMC’s portfolio managers for the Fund would retain principal responsibility for the Fund’s strategy as described above. In addition, the Board considered that the Sub-Advisors would also execute Fund security trades on behalf of DMC and be permitted by DMC to exercise investment discretion for securities in certain markets where DMC wanted to utilize a Sub-Advisor’s specialized market knowledge.

Sub-advisory fees. The Board considered that DMC would pay the Sub-Advisors a sub-advisory fee based on the extent to which a Sub-Advisor provides services to the Fund as described in the Sub-Advisory Agreements. In considering the appropriateness of the sub-advisory fees, the Board also reviewed and considered the fees in light of the nature, extent and quality of the sub-advisory services to be provided by each Sub-Advisor, as more fully discussed above. The Board noted that the sub-advisory fees are paid by DMC to each Sub-Advisor and are not additional fees borne by the Fund, and that the management fee paid by the Fund to DMC would stay the same at current asset levels. The Board was provided with information showing an estimate of the sub-advisory fees to be paid to each Sub-Advisor based on a projection of Sub-Advisor allocations given certain historical investment trends, as well as information regarding the expected impact the sub-advisory arrangements would have on the profitability of DMC. The Board also noted that, given the collaborative nature of the services to be provided by the Sub-Advisors to the Fund, there were no comparable accounts and corresponding fees to which the Sub-Advisors were able to compare this arrangement. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and the Sub-Advisors, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall-out benefits. Information about each Sub-Advisor’s profitability from its relationship with the Fund was not available because it had not begun to provide services to the Fund. With regard to potential fall-out benefits derived or to be derived by the Sub-Advisors and their affiliates in connection with their relationship to the Fund, the Board considered the potential benefit to DMC and the Sub-Advisors of marketing a global approach on the portfolio management of their fixed income investment strategies. The Trustees also noted that economies of scale are shared with the Fund and its shareholders through investment management fee breakpoints in DMC’s fee schedule for the Fund so that as the Fund grows in size, its effective investment management fee rate declines.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Ann D. Borowiec

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice President

State Street Corporation Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd. Golden, CO

Janet L. Yeomans

Former Vice President and Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 4, 2019

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 4, 2019